Debt - Narrative (Details) $ in Millions			3 Months Ended	9 Months Ended
	May 29, 2026 USD ($)	May 06, 2026 USD ($)	Jun. 30, 2026 USD ($)	Sep. 30, 2026 USD ($)
Line of Credit Facility [Line Items]
Payments of dividends				$ 18
Dividends paid as consideration to Mobility Global			$ 2,000
Senior Notes
Line of Credit Facility [Line Items]
Debt face amount	$ 2,000
Issuance cost	$ 16
Accrued interest payable				37
Debt fair value				1,900
Senior Notes | Debt Redemption Terms One
Line of Credit Facility [Line Items]
Redemption price percentage	100.00%
Senior Notes | Debt Redemption Terms Two
Line of Credit Facility [Line Items]
Redemption price percentage	101.00%
Senior Notes | 5.050% Senior notes due 2029
Line of Credit Facility [Line Items]
Debt face amount	$ 650
Stated interest rate	5.05%
Debt fair value				637
Senior Notes | 5.450% Senior notes due 2031
Line of Credit Facility [Line Items]
Debt face amount	$ 650
Stated interest rate	5.45%
Debt fair value				632
Senior Notes | 6.050% Senior notes due 2036
Line of Credit Facility [Line Items]
Debt face amount	$ 700
Stated interest rate	6.05%
Debt fair value				662
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Outstanding borrowing				$ 0
Line of Credit | Credit Facility
Line of Credit Facility [Line Items]
Covenant ratio, maximum		0.035
Covenant leverage ratio, maximum		0.04
Line of Credit | Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 500
Increase in borrowing capacity		$ 250
Line of Credit | Credit Facility | Revolving Credit Facility | Minimum | Term Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.00%
Line of Credit | Credit Facility | Revolving Credit Facility | Minimum | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.00%
Line of Credit | Credit Facility | Revolving Credit Facility | Maximum | Term Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.625%
Line of Credit | Credit Facility | Revolving Credit Facility | Maximum | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.625%